Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Debt Securities, Held-to-maturity, Fair Value	$ 161,464,000	$ 23,721,000
Allowance For Loan Losses	$ 11,178,000	$ 11,087,000
Serial Preferred Stock Par Value Per Share	$ 1,000
Serial Preferred Stock Shares Outstanding	82,949	0
Common Stock Par Value Per Share	$ 0.01	$ 0.01
Common Stock Shares Authorized	5,000,000	5,000,000
Common Stock Shares Issued	3,453,817	3,453,817
Common Stock Shares Outstanding	3,252,884	3,252,884
Treasury Stock Shares Held	200,933